Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events

Effective January 2015, the Company signed an agreement to sublet approximately 2,700 feet of office space. The sublease term is through July 2017 and the Company will pay $9 per month.